Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenues
13. Revenues
The Company’s revenues are primarily derived from (i) providing Driver-as-a-Service (“DaaS”) to customers, (ii) delivering freight via Kodiak-owned autonomous trucks powered by the Kodiak Driver, and (iii) providing ground autonomy solutions to the U.S. military. The Company recognizes revenue when customers obtain control of promised services in an amount that reflects the consideration the Company expects to receive for those services.
Disaggregation of Revenues
The Company’s revenues were generated from customers located in the U.S. For the three months ended March 31, 2026, revenues were composed of 82% from DaaS, 15% from freight delivery, and the remainder related to providing ground autonomy solutions. For the three months ended March 31, 2025, revenues were composed of 68% from providing ground autonomy solutions, 20% from freight delivery, and the remainder related to DaaS.
The Company’s contracts with a duration of one year or more consisted entirely of a DaaS arrangement with a single customer as of March 31, 2026. The aggregate amount of the transaction price allocated to unsatisfied performance obligations was $28.8 million as of March 31, 2026, which is expected to be recognized ratably over the respective service periods of each underlying contract through March 2030.
Contract Balances
As of March 31, 2026 and December 31, 2025, the Company did not have any material amounts related to unbilled receivables or contract assets. The Company's contract liabilities were $1.7 million and $0.7 million as of March 31, 2026 and December 31, 2025, respectively. Contract liabilities were included in accrued expenses and other current liabilities and other liabilities on the condensed consolidated balance sheets.

15. Revenues
The Company’s revenues are primarily derived from (i) providing DaaS to customers, (ii) delivering freight via Kodiak-owned autonomous trucks powered by the Kodiak Driver, and (iii) providing ground autonomy solutions to the U.S. military. The Company recognizes revenue when customers obtain control of promised services in an amount that reflects the consideration the Company expects to receive for those services.
Disaggregation of Revenues
The Company’s revenues were generated from customers located in the U.S. For the year ended December 31, 2025, revenues were composed of 46% from DaaS and 26% from Ground Autonomy Solutions. For the years ended December 31, 2024 and 2023, Ground Autonomy Solutions represented 89% of revenues. The remaining revenues for all periods presented were related to freight delivery.
The Company’s contracts with a duration of one year or more consisted entirely of a DaaS contract as of December 31, 2025. The aggregate amount of the transaction price allocated to unsatisfied performance obligations was $21.8 million as of December 31, 2025, which is expected to be recognized ratably for each DaaS contract and through December 2029.
Contract Balances
As of December 31, 2025 and 2024, the Company did not have any material amounts related to unbilled receivables or contract assets. The Company's contract liabilities were $0.7 million as of December 31, 2025 and were not material as of December 31, 2024. Contract liabilities were included in accrued expenses and other current liabilities and other liabilities on the consolidated balance sheets.